Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000007088 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard GNMA Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury note fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.
Selection within 30-year GNMA securities drove the majority of the Fund’s relative underperformance. An allocation to collateralized mortgage obligations and the Fund’s positioning along the yield curve both added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.69%	0.40%	1.52%
Bloomberg U.S. GNMA Bond Index	8.10%	0.38%	1.44%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 11,161,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 1,344,000
Investment Company Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$11,161
Number of Portfolio Holdings	138
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$1,344

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of January 31, 2026)
0 - 5 Years	1.8%
5 - 10 Years	1.7%
10 - 15 Years	4.7%
15 - 20 Years	12.1%
20 - 25 Years	33.9%
Over 25 Years	50.0%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(6.3%)
Other Assets and Liabilities—Net	2.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007087 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard GNMA Fund
Class Name	Investor Shares
Trading Symbol	VFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury note fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.
Selection within 30-year GNMA securities drove the majority of the Fund’s relative underperformance. An allocation to collateralized mortgage obligations and the Fund’s positioning along the yield curve both added value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.59%	0.30%	1.42%
Bloomberg U.S. GNMA Bond Index	8.10%	0.38%	1.44%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 11,161,000,000
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 1,344,000
Investment Company Portfolio Turnover	415.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$11,161
Number of Portfolio Holdings	138
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$1,344

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of January 31, 2026)
0 - 5 Years	1.8%
5 - 10 Years	1.7%
10 - 15 Years	4.7%
15 - 20 Years	12.1%
20 - 25 Years	33.9%
Over 25 Years	50.0%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(6.3%)
Other Assets and Liabilities—Net	2.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000193720 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Real Estate II Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VRTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Real Estate II Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 26, 2017, Through January 31, 2026
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/26/2017)
Institutional Plus Shares	4.22%	5.23%	5.09%
Real Estate Spliced Index	4.31%	5.31%	5.16%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	14.16%

Performance Inception Date	Sep. 26, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 9,882,000,000
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 153,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$9,882
Number of Portfolio Holdings	152
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$153

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	9.1%
Health Care REITs	15.5%
Industrial REITs	11.4%
Multi-Family Residential REITs	7.2%
Other Specialized REITs	6.3%
Real Estate Services	8.5%
Retail REITs	14.0%
Self-Storage REITs	5.6%
Single-Family Residential REITs	3.6%
Telecom Tower REITs	9.2%
Other Assets and Liabilities—Net	9.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature